COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The minimum future payments under various operating leases in each of the years ended December 31 are listed below:
2014	$30.2
2015	33.4
2016	5.8
2017	2.9
2018	1.9
Subsequent years	0.4
$74.6